Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Cost of inventories recognised as expense	$ 1,910	$ 1,886
Inventory write down	$ 3
Top of range [member]
Inventories [Line Items]
Inventory write down		$ 1